Goodwill and Other Intangible Assets - Changes in Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Changes in Goodwill
Beginning balance, Goodwill	$ 75.1
Goodwill impairment	(26.8)
Ending balance, Goodwill	48.3
Goodwill	48.3	$ 48.3
Retirement and Income Solutions
Changes in Goodwill
Beginning balance, Goodwill	18.8
Ending balance, Goodwill	18.8
Goodwill	18.8	18.8
Benefits and Protection
Changes in Goodwill
Beginning balance, Goodwill	56.3
Goodwill impairment	(26.8)
Ending balance, Goodwill	29.5
Goodwill	$ 29.5	$ 29.5